Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The Plan had the following assets measured at fair value in its Statements of Net Assets Available for Plan Benefits:

	Fair Value Measurements Using:
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2025
Cash and Cash Equivalents	$2,388,785	$2,388,785	$—	$—
Hasbro, Inc. Common Stock	15,889,550	15,889,550	—	—
Mutual Funds	55,147,288	55,147,288	—	—
Commingled Funds	977,140,320	977,140,320	—	—
Total Cash, cash equivalents and Investments	$1,050,565,943	$1,050,565,943	$—	$—

December 31, 2024
Cash and Cash Equivalents	$2,228,550	$2,228,550	$—	$—
Hasbro, Inc. Common Stock	11,572,587	11,572,587	—	—
Mutual Funds	56,228,824	56,228,824	—	—
Commingled Funds	865,938,063	865,938,063	—	—
Total Cash, cash equivalents and Investments	$935,968,024	$935,968,024	$—	$—